UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-09871)
                                                    -----------

                               CULLEN FUNDS TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 BROOKS CULLEN
                                 -------------
                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
                    (Name and address of agent for service)

                                  877-485-8586
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2005
                         -------------

Date of reporting period:  DECEMBER 31, 2004
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Cullen Funds Trust

                               Cullen Value Fund

                        Cullen High Dividend Equity Fund

                               SEMI-ANNUAL REPORT

                               December 31, 2004

                               CULLEN FUNDS TRUST

January 26, 2005

Dear Shareholders,

The market in the fourth quarter had a dramatic recovery after being flat all year. A fundamental reason for the recovery was the continued strength in corporate earnings. In addition, the market benefited from short covering and buying by the hedge funds, which were caught with a higher than normal short exposure.

On a valuation basis, the market [S&P 500] is selling at 18x present earnings, which is not a particularly cheap level. However, the Cullen Funds portfolios are selling at a more reasonable 13x earnings. The good news is that corporate earnings should continue to show improvement, even if not at the same powerful rate of growth that we have seen over the last few quarters.

We are now in the post-election year, which historically is the most difficult of the 4-year election cycle. The post-election year has been tougher on growth [high P/E] stocks than value [low P/E] stocks. This can be seen in the table below, which covers the last 35 years.

            S&P 500               +6.69%
            Value1<F1>           +12.20%
            Growth2<F2>           +2.50%

With us being in a post-election year and with valuations not that attractive, we believe it is a good idea to be more careful about price than usual. Also, it should be a good time for high dividend stocks, especially where the dividends are growing.

Sincerely,

                                /s/James P. Cullen

                                James P. Cullen
                                President
                                Cullen Capital Management

1<F1>  Bottom 20% of S&P 500 by P/E
2<F2>  Top 20% of S&P 500 by P/E

The above outlook reflects the opinions of James P. Cullen, President of Cullen Value Fund and is subject to change, is not guaranteed and should not be considered investment advice.

* PAST DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS

Mutual Fund investing involves risk. Principle loss is possible. The Funds invest in foreign securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods. The Funds may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 is an unmanaged index commonly used to measure performance of U.S stocks. The return of this index does not reflect any fees or expenses. You cannot invest directly in an index. The Price to Earnings Ratio is calculated by dividing current price of the stock by the company's trailing 12 months' earnings per share.

Must be accompanied or preceded by a prospectus.

Quasar Distributors, LLC, Distributor.  03/05

                               CULLEN FUNDS TRUST

                       STATEMENTS OF ASSETS & LIABILITIES
                      AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                       CULLEN           CULLEN HIGH
                                                                     VALUE FUND     DIVIDEND EQUITY FUND
                                                                     ----------     --------------------
ASSETS:
Investments, at value (cost of $31,560,920
  and $16,593,935, respectively)                                     $42,180,583         $17,181,661
Cash                                                                       5,289                  --
Receivable from Adviser                                                       --              22,174
Dividends and interest receivable                                         44,147              32,881
Receivable for investments sold                                        1,122,285                  --
Receivable for capital shares sold                                       167,873              46,851
Prepaid expenses                                                          22,744              30,551
                                                                     -----------         -----------
     Total assets                                                     43,542,921          17,314,118
                                                                     -----------         -----------
LIABILITIES:
Call options written, at value (proceeds $8,553)                              --               8,880
Payable to Adviser                                                        45,739                  --
Distribution fees payable                                                  9,174               2,479
Payable for investments purchased                                      1,252,469                  --
Accrued expenses and other liabilities                                    75,023              74,212
                                                                     -----------         -----------
     Total liabilities                                                 1,382,405              85,571
                                                                     -----------         -----------
NET ASSETS                                                           $42,160,516         $17,228,547
                                                                     -----------         -----------
                                                                     -----------         -----------
NET ASSETS CONSIST OF:
Paid in capital                                                      $30,879,425         $16,633,876
Accumulated undistributed net investment income (loss)                    (9,452)              6,909
Accumulated net realized gain on investments                             670,880                 363
Net unrealized appreciation of investments                            10,619,663             587,399
                                                                     -----------         -----------
NET ASSETS                                                           $42,160,516         $17,228,547
                                                                     -----------         -----------
                                                                     -----------         -----------
     Net assets applicable to outstanding Retail Class shares                            $ 4,026,466
                                                                                         -----------
                                                                                         -----------
     Net assets applicable to outstanding Class C shares                                 $ 2,016,956
                                                                                         -----------
                                                                                         -----------
     Net assets applicable to outstanding Class I shares                                 $11,185,125
                                                                                         -----------
                                                                                         -----------
Shares of beneficial interest outstanding (unlimited number
  of beneficial interest authorized, $0.001 par value)                 2,716,957           1,375,044
                                                                     -----------         -----------
     Retail Class shares of capital stock outstanding                                        321,255
     Class C shares of capital stock outstanding                                             161,030
     Class I shares of capital stock outstanding                                             892,759
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                         $     15.52         $     12.53
                                                                     -----------         -----------
                                                                     -----------         -----------
     Retail Class                                                                        $     12.53
                                                                                         -----------
                                                                                         -----------
     Class C                                                                             $     12.53
                                                                                         -----------
                                                                                         -----------
     Class I                                                                             $     12.53
                                                                                         -----------
                                                                                         -----------

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                            STATEMENTS OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                                                        CULLEN            CULLEN HIGH
                                                                      VALUE FUND      DIVIDEND EQUITY FUND
                                                                      ----------      --------------------
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
  of $2,709 and $292, respectively)                                   $  362,782            $115,700
Interest                                                                  32,354               7,465
                                                                      ----------            --------
     Total investment income                                             395,136             123,165
                                                                      ----------            --------
EXPENSES:
     Investment advisory fees (Note 5)                                   191,198              24,641
     Administration fees                                                  21,528              17,664
     Professional fees                                                    19,144              16,235
     Shareholder servicing fees                                           22,440               8,613
     Fund accounting fees                                                 15,122              15,055
     Distribution fees (Note 6)                                           47,799
          Distribution fees - Retail Class                                    --               3,174
          Distribution fees - Class C                                         --               3,267
     Insurance expense                                                    12,138                 183
     Registration and filing fees                                          9,566               9,573
     Trustees' fees and expenses                                           2,027               2,024
     Custody fees                                                          4,045               3,307
     Shareholder reports                                                   2,957               1,311
     Other expenses                                                          733                 737
                                                                      ----------            --------
     Total expenses before recoupment
       (reimbursement) from Adviser                                      348,697             105,784
     Expense recoupment (reimbursement) from Adviser                      33,698             (78,301)
                                                                      ----------            --------
          Net expenses                                                   382,395              27,483
                                                                      ----------            --------
NET INVESTMENT INCOME                                                     12,741              95,682
                                                                      ----------            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on:
        Long transactions                                                698,652              22,852
        Written option contracts                                              --               1,359
                                                                      ----------            --------
          Net realized gain                                              698,652              24,211
                                                                      ----------            --------
     Net change in unrealized appreciation on:
        Long transactions                                              4,542,613             518,593
        Written option contracts                                              --               2,206
                                                                      ----------            --------
          Net realized gain                                            4,542,613             520,799
                                                                      ----------            --------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   5,241,265             545,010
                                                                      ----------            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $5,254,006            $640,692
                                                                      ----------            --------
                                                                      ----------            --------

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          CULLEN VALUE FUND
                                                                  SIX MONTHS ENDED
                                                                 DECEMBER 31, 2004       YEAR ENDED
                                                                    (UNAUDITED)        JUNE 30, 2004
                                                                 -----------------     -------------
OPERATIONS:
     Net investment income                                           $    12,741         $    69,097
     Net realized gain on investments                                    698,652           2,295,349
     Net change in unrealized
       appreciation of investments                                     4,542,613           3,409,688
                                                                     -----------         -----------
          Net increase in net assets
            resulting from operations                                  5,254,006           5,774,134
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                        12,143,489          19,822,203
     Proceeds from shares issued to
       holders in reinvestment of dividends                              950,212              66,093
     Cost of shares redeemed                                          (8,304,213)        (14,712,926)
                                                                     -----------         -----------
          Net increase in net assets from
            capital share transactions                                 4,789,488           5,175,370
                                                                     -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                               (88,361)            (95,299)
     Net realized gains                                                 (883,696)                 --
                                                                     -----------         -----------
          Total distributions                                           (972,057)            (95,299)
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                           9,071,437          10,854,205

NET ASSETS:
     Beginning of period                                              33,089,079          22,234,874
                                                                     -----------         -----------
     End of period (includes ($9,452) and
       $66,168 of undistributed net investment
       income (loss), respectively)                                  $42,160,516         $33,089,079
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     CULLEN HIGH DIVIDEND EQUITY FUND
                                                                  SIX MONTHS ENDED  AUGUST 1, 2003(1)<F4>
                                                                 DECEMBER 31, 2004            TO
                                                                    (UNAUDITED)         JUNE 30, 2004
                                                                 -----------------      -------------
OPERATIONS:
     Net investment income                                           $    95,682          $   21,732
     Net realized gain on investments                                     24,211              15,221
     Net change in unrealized
       appreciation of investments                                       520,799              66,600
                                                                     -----------          ----------
          Net increase in net assets
            resulting from operations                                    640,692             103,553
                                                                     -----------          ----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold
        Retail Class shares                                            1,990,679           1,682,494
        Class C shares(2)<F5>                                          1,911,000                  --
        Class I shares(2)<F5>                                         10,990,778                  --
     Proceeds from shares issued to holders
       in reinvestment of dividends
        Retail Class shares                                               45,313               3,335
        Class C shares(2)<F5>                                             13,199                  --
        Class I shares(2)<F5>                                             63,895                  --
     Cost of shares redeemed
        Retail Class shares                                              (26,218)             (8,259)
        Class C shares(2)<F5>                                                 --                  --
        Class I shares(2)<F5>                                            (32,295)                 --
                                                                     -----------          ----------
          Net increase in net assets from
            capital share transactions                                14,956,351           1,677,570
                                                                     -----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                               (89,732)            (20,648)
     Net realized gains                                                  (39,239)                 --
                                                                     -----------          ----------
          Total distributions                                           (128,971)            (20,648)
                                                                     -----------          ----------
TOTAL INCREASE IN NET ASSETS                                          15,468,072           1,760,475

NET ASSETS:
     Beginning of period                                               1,760,475                  --
                                                                     -----------          ----------
     End of period (includes $6,909 and
       $959 of undistributed net investment
       income, respectively)                                         $17,228,547          $1,760,475
                                                                     -----------          ----------
                                                                     -----------          ----------

(1)<F4>   Commencement of operations.
(2)<F5> Commencement of operations for Class C and Class I shares was October 7, 2004.

                     See notes to the financial statements.

                               CULLEN VALUE FUND

                              FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                      YEAR ENDED JUNE 30,
                                                          2004           -------------------------------------------------
                                                      (UNAUDITED)        2004           2003           2002           2001
                                                      ------------       ----           ----           ----           ----
NET ASSET VALUE -
  BEGINNING OF PERIOD                                    $13.96         $11.27         $11.90         $11.34         $10.00
                                                         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                --              0.02           0.04           0.03           0.01
     Net realized and unrealized
       gain (loss) on investments                          1.93           2.71          (0.64)          0.59           1.35
                                                         ------         ------         ------         ------         ------
          Total from investment operations                 1.93           2.73          (0.60)          0.62           1.36
                                                         ------         ------         ------         ------         ------
LESS DISTRIBUTIONS:
     Dividends from
       net investment income                              (0.03)         (0.04)         (0.03)            --          (0.02)
     Distribution of net realized gains                   (0.34)            --             --          (0.06)            --
                                                         ------         ------         ------         ------         ------
          Total distributions                             (0.37)         (0.04)         (0.03)         (0.06)         (0.02)
                                                         ------         ------         ------         ------         ------
NET ASSET VALUE - END OF PERIOD                          $15.52         $13.96         $11.27         $11.90         $11.34
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------
TOTAL RETURN                                             14.14%(1)      24.24%         (5.04%)         5.52%         13.65%
                                                               <F6>

RATIOS AND SUPPLEMENTAL DATA:
Net assets,
  end of period (thousands)                             $42,161        $33,089        $22,235        $16,501        $12,618
Ratio of expenses to average net assets:
     Before expense
       reimbursement/recoupment                           1.83%(2)       1.92%          2.22%          2.33%          3.31%
                                                               <F7>
     After expense
       reimbursement/recoupment                           2.00%(2)       2.00%          2.00%          2.00%          2.00%
                                                               <F7>
Ratio of net investment
  income (loss) to average net assets:
     Before expense
       reimbursement/recoupment                           0.24%(2)      16.00%          0.30%         (0.01%)        (1.19%)
                                                               <F7>
     After expense
       reimbursement/recoupment                           0.07%(2)       0.24%          0.52%          0.31%          0.12%
                                                               <F7>
Portfolio turnover rate                                  33.53%(1)      69.67%         70.64%         44.12%         29.31%
                                                               <F6>

(1)<F6>   Not Annualized.
(2)<F7>   Annualized.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                        PERIOD ENDED
                                                    SIX MONTHS ENDED       AUGUST 1,              DECEMBER 31, 2004(1)<F8>
                                                   DECEMBER 31, 2004      2003(2)<F9>                   (UNAUDITED)
                                                      (UNAUDITED)         TO JUNE 30,           ---------------------------
                                                      RETAIL CLASS            2004              CLASS C             CLASS I
                                                   -----------------      -----------           -------             -------
NET ASSET VALUE - BEGINNING OF PERIOD                    $11.45              $10.00              $11.87              $11.87
                                                         ------              ------              ------              ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                 0.23(5)             0.27                0.09(5)             0.12(5)
                                                              <F12>                                   <F12>               <F12>
     Net realized and unrealized
       gain (loss) on investments                          0.94                1.33                0.65                0.64
                                                         ------              ------              ------              ------
          Total from investment operations                 1.17                1.60                0.74                0.76
                                                         ------              ------              ------              ------
LESS DISTRIBUTIONS:
     Dividends from net investment income                 (0.06)              (0.15)              (0.05)              (0.07)
     Distribution of net realized gains                   (0.03)                 --               (0.03)              (0.03)
                                                         ------              ------              ------              ------
          Total distributions                             (0.09)              (0.15)              (0.08)              (0.10)
                                                         ------              ------              ------              ------
NET ASSET VALUE - END OF PERIOD                          $12.53              $11.45              $12.53              $12.53
                                                         ------              ------              ------              ------
                                                         ------              ------              ------              ------
TOTAL RETURN                                             10.22%(3)           15.98%(3)            6.26%(3)            6.40%(3)
                                                              <F10>               <F10>               <F10>               <F10>

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $4,026              $1,760              $2,017             $11,185
Ratio of expenses to average net assets:
     Before expense reimbursement                         4.38%(4)           16.27%(4)            4.93%(4)            3.93%(4)
                                                              <F11>               <F11>               <F11>               <F11>
     After expense reimbursement                          1.20%(4)            1.50%(4)            1.75%(4)            0.75%(4)
                                                              <F11>               <F11>               <F11>               <F11>
Ratio of net investment income
  to average net assets:
     Before expense reimbursement                         3.80%(4)         (12.41)%(4)            3.24%(4)            4.24%(4)
                                                              <F11>               <F11>               <F11>               <F11>
     After expense reimbursement                          6.98%(4)            2.36%(4)            6.42%(4)            7.42%(4)
                                                              <F11>               <F11>               <F11>               <F11>
Portfolio turnover rate                                  27.65%(3)           29.37%(3)           27.65%(3)           27.65%(3)
                                                              <F10>               <F10>               <F10>               <F10>

(1)<F8> Commencement of operations for Class C and Class I shares was October 7, 2004.
(2)<F9>   Commencement of operations.
(3)<F10>  Not Annualized.
(4)<F11>  Annualized.
(5)<F12>  Calculated using average shares outstanding.

                     See notes to the financial statements.

                               CULLEN VALUE FUND

                            SCHEDULE OF INVESTMENTS
                      AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        SHARES        VALUE
                                                        ------        -----

COMMON STOCKS 94.6%

AEROSPACE & DEFENSE 6.0%
Raytheon Co.                                            31,000     $ 1,203,730
United Defense Industries, Inc. (a)<F13>                28,300       1,337,175
                                                                   -----------
                                                                     2,540,905
                                                                   -----------

AUTO COMPONENTS 3.5%
BorgWarner, Inc.                                        27,200       1,473,424
                                                                   -----------

BEVERAGES 3.2%
Diageo PLC - ADR (b)<F14>                               23,550       1,363,074
                                                                   -----------

CAPITAL MARKETS 3.0%
Merrill Lynch & Co., Inc.                               21,000       1,255,170
                                                                   -----------

COMMERCIAL BANKS 9.3%
Bank of America Corp.                                   32,762       1,539,486
Compass Bancshares, Inc.                                24,600       1,197,282
Wells Fargo & Co.                                       18,800       1,168,420
                                                                   -----------
                                                                     3,905,188
                                                                   -----------

CONSTRUCTION & ENGINEERING 2.3%
Chicago Bridge & Iron Co. NV - ADR (b)<F14>             24,000         960,000
                                                                   -----------

CONSTRUCTION MATERIALS 2.7%
Lafarge North America, Inc.                             22,000       1,129,040
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES 5.3%
Citigroup, Inc.                                         23,600       1,137,048
J.P. Morgan Chase & Co.                                 27,900       1,088,379
                                                                   -----------
                                                                     2,225,427
                                                                   -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
Arrow Electronics, Inc. (a)<F13>                        44,100       1,071,630
                                                                   -----------

FOOD PRODUCTS 9.6%
Archer-Daniels-Midland Co.                              61,500       1,372,065
Bunge Ltd. (b)<F14>                                     27,900       1,590,579
General Mills, Inc.                                     22,000       1,093,620
                                                                   -----------
                                                                     4,056,264
                                                                   -----------

INSURANCE 5.6%
The Allstate Corp.                                      23,800       1,230,936
Metlife, Inc.                                           28,000       1,134,280
                                                                   -----------
                                                                     2,365,216
                                                                   -----------

METALS & MINING 6.5%
Anglo American PLC - ADR (b)<F14>                       43,900       1,044,381
Cameco Corp. (b)<F14>                                   16,100       1,688,246
                                                                   -----------
                                                                     2,732,627
                                                                   -----------

OIL & GAS 9.2%
Anadarko Petroleum Corp.                                19,350       1,254,073
Conoco Phillips                                         14,385       1,249,050
EnCana Corp. (b)<F14>                                   24,200       1,380,852
                                                                   -----------
                                                                     3,883,975
                                                                   -----------

PAPER & FOREST PRODUCT 5.3%
Sappi Ltd. - ADR (b)<F14>                               66,300         961,350
Weyerhaeuser Co.                                        19,200       1,290,624
                                                                   -----------
                                                                     2,251,974
                                                                   -----------

PHARMACEUTICALS 8.5%
Bristol-Myers Squibb Co.                                48,000       1,229,760
GlaxoSmithKline PLC - ADR (b)<F14>                      26,500       1,255,835
Johnson & Johnson                                       17,500       1,109,850
                                                                   -----------
                                                                     3,595,445
                                                                   -----------

ROAD & RAIL 7.4%
Canadian National Railway Co. (b)<F14>                  23,600       1,445,500
Canadian Pacific Railway Ltd. (b)<F14>                  48,000       1,651,680
                                                                   -----------
                                                                     3,097,180
                                                                   -----------

SANITARY PAPER PRODUCTS 1.2%
Kimberly-Clark de Mexico SA de CV - ADR (b)<F14>        28,800         497,353
                                                                   -----------

SPECIALTY RETAIL 3.5%
Home Depot, Inc.                                        35,000       1,495,900
                                                                   -----------
Total Common Stock
  (cost $29,301,118)                                                39,899,792
                                                                   -----------

PREFERRED STOCK 2.6%
Ford Motor Co. Capital Trust II (c)<F15>
  (cost $1,082,322)                                     20,900       1,103,311
                                                                   -----------

                                                 PRINCIPAL AMOUNT
                                                 ----------------

SHORT-TERM INVESTMENTS 2.8%

VARIABLE RATE DEMAND NOTES*<F16> 0.1%
Wisconsin Corporate Central Credit Union, 2.0900%     $ 28,970          28,970
                                                                   -----------

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bill, 1.8000%, due 01-27-2005            700,000         699,150
U.S. Treasury Bill, 1.5500%, due 02-03-2005            450,000         449,360
                                                                   -----------
                                                                     1,148,510
                                                                   -----------
Total Short-Term Investments
  (cost $1,177,480)                                                  1,177,480
                                                                   -----------
TOTAL INVESTMENTS  100.0%
  (cost $31,560,920)                                                42,180,583
Liabilities in excess of other assets 0.0%                             (20,067)
                                                                   -----------
TOTAL NET ASSETS  100.0%                                           $42,160,516
                                                                   -----------
                                                                   -----------

(a)<F13>   Non-income producing
(b)<F14>   Foreign Security
(c)<F14>   Preferred Security
ADR American Depository Receipts
  *<F16> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2004.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                            SCHEDULE OF INVESTMENTS
                      AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        SHARES         VALUE
                                                        ------         -----

COMMON STOCKS 91.5%

AEROSPACE & DEFENSE 2.9%
Raytheon Co.                                            13,120     $   509,450
                                                                   -----------

BEVERAGES 2.9%
Diageo PLC - ADR (b)<F18>                                8,800         509,344
                                                                   -----------

CAPITAL MARKETS 2.7%
Allied Capital Corp.                                    17,900         462,536
                                                                   -----------

CHEMICALS 5.9%
The Dow Chemical Co.                                    10,130         501,536
PPG Industries, Inc.                                     7,580         516,653
                                                                   -----------
                                                                     1,018,189
                                                                   -----------

COMMERCIAL BANKS 15.1%
Australia & New Zealand
  Banking Group Ltd. - ADR (b)<F18>                      6,500         525,980
Bank of America Corp.                                   11,150         523,938
Barclays PLC - ADR (b)<F18>                             11,350         518,468
Compass Bancshares, Inc.                                10,680         519,796
HSBC Holdings PLC - ADR (b)<F18>                         5,950         506,583
                                                                   -----------
                                                                     2,594,765
                                                                   -----------

CONSTRUCTION MATERIALS 3.0%
Cemex S.A. de C.V. - ADR (b)<F18>                       14,370         523,355
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES 6.0%
Citigroup, Inc.                                         10,850         522,753
J.P. Morgan Chase & Co.                                 13,130         512,201
                                                                   -----------
                                                                     1,034,954
                                                                   -----------

DIVERSIFIED TELECOMMUNICATION SERVICES 5.8%
BellSouth Corp. (a)<F17>                                17,950         498,830
Verizon Communications, Inc.                            12,450         504,350
                                                                   -----------
                                                                     1,003,180
                                                                   -----------

ELECTRIC UTILITIES 3.0%
TECO Energy, Inc.                                       33,570         514,964
                                                                   -----------

FOOD PRODUCTS 9.1%
ConAgra Foods, Inc.                                     18,330         539,818
H.J. Heinz Co.                                          13,230         515,838
Sara Lee Corp. (a)<F17>                                 21,150         510,561
                                                                   -----------
                                                                     1,566,217
                                                                   -----------

OIL & GAS 14.7%
ConocoPhillips                                           5,750         499,272
Kerr-McGee Corp.                                         8,550         494,104
PetroChina Co Ltd. - ADR (b)<F18>                        9,300         499,317
Petroleo Brasileiro SA - ADR (b)<F18>                   13,120         521,914
Total SA - ADR (b)<F18>                                  4,750         521,740
                                                                   -----------
                                                                     2,536,347
                                                                   -----------

PAPER & FOREST PRODUCTS 3.0%
Weyerhaeuser Co.                                         7,600         510,872
                                                                   -----------

PHARMACEUTICALS 3.0%
Bristol-Myers Squibb Co.                                20,150         516,243
                                                                   -----------

REAL ESTATE 9.5%
BRE Properties (a)<F17>                                 12,400         499,844
Equity Residential (a)<F17>                              3,250         117,585
Health Care Property Investors, Inc. (a)<F17>           18,300         506,727
Healthcare Realty Trust, Inc.                           12,500         508,750
                                                                   -----------
                                                                     1,632,906
                                                                   -----------

SANITARY PAPER PRODUCTS 0.9%
Kimberly-Clark de Mexico SA de CV - ADR (b)<F18>         8,910         153,869
                                                                   -----------

SOFTWARE 1.7%
Microsoft Corp.                                         10,760         287,400
                                                                   -----------

TOBACCO 2.3%
Altria Group, Inc.                                       6,400         391,040
                                                                   -----------
Total Common Stock
  (cost $15,178,569)                                                15,765,631
                                                                   -----------

PREFERRED STOCK  2.9%
Ford Motor Co. Capital Trust II (c)<F19>
(cost $497,146)                                          9,430         497,810
                                                                   -----------

                                                    PRINCIPAL AMOUNT
                                                    ----------------

SHORT-TERM INVESTMENTS   5.3%

U.S. TREASURIES  4.4%
U.S. Treasury Bill, 1.5500%, due 02-03-2005           $765,000         763,912
                                                                   -----------
VARIABLE RATE DEMAND NOTES*<F20>  0.9%
Wisconsin Corporate Central Credit Union, 2.0900%      154,308         154,308
                                                                   -----------
Total Short-Term Investments
  (cost $918,220)                                                      918,220
                                                                   -----------
TOTAL INVESTMENTS  99.7%
  (cost $16,593,935)                                                17,181,661
Other assets, less liabilities  0.3%                                    46,886
                                                                   -----------
TOTAL NET ASSETS  100.0%                                           $17,228,547
                                                                   -----------
                                                                   -----------

(a)<F17>   Security is subject to written call option.
(b)<F18>   Foreign Security
(c)<F19>   Preferred Security
ADR American Depository Receipts
  *<F20> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2004.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                        SCHEDULE OF CALL OPTIONS WRITTEN
                      AS OF DECEMBER 31, 2004 (UNAUDITED)

CONTRACTS   UNDERLYING SECURITY/EXPIRATION DATE/EXERCISE PRICE     MARKET VALUE
---------   --------------------------------------------------     ------------

   29       BellSouth Corp.
              Expiration January 2005, Exercise Price $27.50          $(1,740)
   25       BellSouth Corp.
              Expiration January 2005, Exercise Price $30.00             (250)
   22       BRE Properties
              Expiration January 2005, Exercise Price $40.00           (1,705)
   15       Equity Residential
              Expiration January 2005, Exercise Price $35.00           (2,137)
    8       Health Care Property Investors, Inc.
              Expiration January 2005, Exercise Price $25.00           (2,160)
    5       Sara Lee Corp.
              Expiration January 2005, Exercise Price $22.50             (888)
                                                                      -------
            Total Call Options Written
              (proceeds $8,553)                                       $(8,880)
                                                                      -------
                                                                      -------

                     See notes to the financial statements.

                               CULLEN FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2004 (UNAUDITED)

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers two series of shares to investors, the Cullen Value Fund and the Cullen High Dividend Equity Fund (the "Funds"). The investment objective of the Cullen Value Fund is long-term capital appreciation. Current income is a secondary objective. The investment objective of the Cullen High Dividend Equity Fund is long-term capital appreciation and current income. The Cullen Value Fund commenced operations on July 1, 2000. The Cullen High Dividend Equity Fund Retail Class commenced operations on August 1, 2003. The Cullen High Dividend Equity Fund Class C and Class I shares commenced operations on October 7, 2004.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under supervision of the Fund's Board of Trustees. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for the Cullen Value Fund and semi-annually for the Cullen High Dividend Equity Fund. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Derivative Financial Instruments and Other Investment Strategies - The Cullen High Dividend Equity Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund's investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e) Options Transactions - For hedging purposes and in order to generate additional income, the Cullen High Dividend Equity Fund may purchase call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying a security at a price different from the current market price.

f) Expenses - Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.

g) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

h) Guarantees and Indemnification - In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

i) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                                                         CULLEN HIGH DIVIDEND EQUITY FUND
                                    CULLEN VALUE FUND                              RETAIL CLASS
                               SIX MONTHS            YEAR              SIX MONTHS         AUGUST 1, 2003(1)<F21>
                                 ENDED              ENDED                ENDED                      TO
                           DECEMBER 31, 2004    JUNE 30, 2004      DECEMBER 31, 2004          JUNE 30, 2004
                           -----------------    -------------      -----------------          -------------
Shares sold                      834,029           1,494,916             166,031                  154,120
Shares reinvested                 61,863               4,762               3,746                      297
Shares redeemed                 (548,935)         (1,101,913)             (2,222)                    (717)
                               ---------          ----------             -------                  -------
Net increase                     346,957             397,765             167,555                  153,700
Shares outstanding:
   Beginning of period         2,370,000           1,972,235             153,700                       --
                               ---------          ----------             -------                  -------
   End of period               2,716,957           2,370,000             321,255                  153,700
                               ---------          ----------             -------                  -------
                               ---------          ----------             -------                  -------


                              CULLEN HIGH DIVIDEND EQUITY FUND          CULLEN HIGH DIVIDEND EQUITY FUND
                                          CLASS C                                    CLASS I
                              PERIOD ENDED                            PERIOD ENDED
                              DECEMBER 31,       PERIOD ENDED         DECEMBER 31,             PERIOD ENDED
                              2004(2)<F22>      JUNE 30, 2004         2004(2)<F22>            JUNE 30, 2004
                              ------------      -------------         ------------            -------------
Shares sold                      159,976                  --             890,248                       --
Shares reinvested                  1,054                  --               5,103                       --
Shares redeemed                       --                  --              (2,592)                      --
                               ---------          ----------             -------                  -------
Net increase                     161,030                  --             892,759                       --
Shares outstanding:
   Beginning of period                --                  --                  --                       --
                               ---------          ----------             -------                  -------
   End of period                 161,030                  --             892,759                       --
                               ---------          ----------             -------                  -------
                               ---------          ----------             -------                  -------

(1)<F21>   Commencement of operations.
(2)<F22> Commencement of operations for Class C and Class I shares was October 7, 2004.

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2004 were as follows:

                               CULLEN VALUE FUND
             PURCHASES                                 SALES
  ------------------------------          ------------------------------
  U.S. GOVERNMENT          OTHER          U.S. GOVERNMENT          OTHER
  ---------------          -----          ---------------          -----
       $   --           $16,325,162            $   --           $11,686,999

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2004 were as follows:

                        CULLEN HIGH DIVIDEND EQUITY FUND
             PURCHASES                                 SALES
  ------------------------------          ------------------------------
  U.S. GOVERNMENT          OTHER          U.S. GOVERNMENT          OTHER
  ---------------          -----          ---------------          -----
       $   --           $15,607,265            $   --            $1,452,139

The tax composition of dividends during the six months ended December 31, 2004 and the year ended June 30, 2004 were as follows:

                                             DECEMBER 31, 2004   JUNE 30, 2004
                                             -----------------   -------------
VALUE FUND
Ordinary Income                                  $ 88,361           $95,299
Long-Term Capital Gain                            883,696                --

HIGH DIVIDEND EQUITY FUND, RETAIL CLASS
Ordinary Income                                  $ 27,331           $20,648
Long-Term Capital Gain                                769                --

HIGH DIVIDEND EQUITY FUND, CLASS C
Ordinary Income                                  $ 12,850               N/A
Long-Term Capital Gain                                397               N/A

HIGH DIVIDEND EQUITY FUND, CLASS I
Ordinary Income                                  $ 85,514               N/A
Long-Term Capital Gain                              2,180               N/A

During the year ended June 30, 2004, the Cullen Value Fund utilized $887,434 of capital loss carryovers.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds compensate the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through June 30, 2005 to waive its fees and reimburse the Fund's other expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Cullen Value Fund's average net assets. For the Cullen High Dividend Equity Fund the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses (excluding taxes) exceed 1.00% of the Fund's net assets for Retail Shares, 1.75% for Class CShares and 0.75% for Class I Shares. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Funds to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Adviser waived or reimbursed expenses of $78,301 associated with the Cullen High Dividend Equity Fund for the six months ended December 31, 2004. The Adviser recouped $33,698 of previously waived fees for the six months ended December 31, 2004.

Prior to commencement of operations, the Adviser absorbed $46,422 of organizational costs associated with the Cullen Value Fund. As of December 31, 2004, reimbursed/absorbed expenses for the Cullen Value Fund subject to potential recovery by year of expiration are as follows:

                                     Cullen            Cullen High Dividend
                                   Value Fund              Equity Fund
     Year of Expiration              Amount                   Amount
     ------------------            ----------          --------------------
     June 30, 2005                  $47,768                       --
     June 30, 2006                   38,951                       --
     June 30, 2007                       --                 $144,555

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to
Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Cullen Value Fund and the Cullen High Dividend Equity Fund Retail Class shares. The Cullen High Dividend Equity Fund Class C shares allows for Class C shares to pay up to 1.00% of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services to shareholders. Amounts paid under the Plan by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Cullen Value Fund incurred $47,799 pursuant to the Plan for the six months ended December 31, 2004. The Cullen High Dividend Equity Fund incurred $3,174 for the Retail Class shares and $3,267 for Class C shares pursuant to the Plan for the period ended December 31, 2004.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by Quasar Distributors, LLC, a member of the NASD.

7.   OPTION CONTRACTS WRITTEN

For the Cullen High Dividend Equity Fund, the premium amount and number of option contracts written during the six months ended December 31, 2004 were as follows:

                                                 Premium           Number
                                                 Amount         of Contracts
                                                 -------        ------------
Options outstanding at June 30, 2004            $14,255              83
Options written                                  20,400             214
Options closed                                   (5,363)            (70)
Options exercised                               (19,001)           (108)
Options expired                                  (1,738)            (21)
                                                -------            ----
Options outstanding at December 31, 2004          8,553              98
                                                -------            ----
                                                -------            ----

8.   RELATED PARTIES

Officers and Trustees of the Trust held 475,666 and 47,697 shares or 17.53% and 3.47% respectively, of the outstanding shares of the Cullen Value Fund and the Cullen High Dividend Equity Fund as of December 31, 2004.

9.   FEDERAL TAX INFORMATION (UNAUDITED)

The Cullen Value Fund and The Cullen High Dividend Equity Fund designate 100% and 71%, respectively, of the dividends declared from net investment income during the period ended June 30, 2004 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the period ended June 30, 2004, 100% and 48% of the ordinary distributions paid by The Cullen Value Fund and The Cullen High Dividend Equity Fund, respectively, qualify for the dividend received deduction available to corporate shareholders.

                               CULLEN FUNDS TRUST

                                EXPENSE EXAMPLE
                         DECEMBER 31, 2004 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The first Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004 for the Cullen Value Fund and Cullen High Dividend Equity Fund Retail Class. The second Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 7, 2004 to December 31, 2004 for the Cullen High Dividend Equity Fund Class C and Class I.

ACTUAL EXPENSES

The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning             Ending               Expenses Paid
                                                Account Value       Account Value        During Period(1)<F23>
                                                    7/1/04             12/31/04            7/1/04 - 12/31/04
                                                -------------       -------------        ---------------------
ACTUAL
Value Fund                                        $1,000.00           $1,119.00                  $10.68
High Dividend Equity Fund
  Retail Class                                    $1,000.00           $1,090.20                  $ 6.32

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Value Fund                                        $1,000.00           $1,030.00                  $10.23
High Dividend Equity Fund
  Retail Class                                    $1,000.00           $1,038.00                  $ 6.16

(1)<F23> Expenses are equal to the Value Fund's and High Dividend Equity Fund's Retail Class expense ratios of 2.00% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one half-year period).

                                                  Beginning             Ending               Expenses Paid
                                                Account Value       Account Value        During Period(1)<F24>
                                               10/7/04(2)<F25>         12/31/04            10/7/04 - 12/31/04
                                               ---------------      -------------        ---------------------
ACTUAL
High Dividend Equity Fund
  Class C                                         $1,000.00           $1,045.10                  $4.22
  Class I                                         $1,000.00           $1,056.50                  $1.82

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
High Dividend Equity Fund
  Class C                                         $1,000.00           $1,032.50                  $4.19
  Class I                                         $1,000.00           $1,042.50                  $1.80

(1)<F24> Expenses are equal to the High Dividend Equity Fund's Class C and Class I expense ratios of 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period/365 days.
(2)<F25> Commencement of operations for Cullen High Dividend Equity Fund Class C and Class I shares.

                               CULLEN FUNDS TRUST

                               CULLEN VALUE FUND
            TOP 10 INDUSTRIES - AS OF DECEMBER 31, 2004 (UNAUDITED)

               Diversified Financial Services                  5%
               Paper & Forest Products                         5%
               Insurance                                       6%
               Aerospace & Defense                             6%
               Metals & Mining                                 6%
               Road & Rail                                     7%
               Pharmaceuticals                                 9%
               Oil & Gas                                       9%
               Commercial Banks                                9%
               Food Products                                  10%

Percentages are based upon net assets.

                        CULLEN HIGH DIVIDEND EQUITY FUND
            TOP 10 INDUSTRIES - AS OF DECEMBER 31, 2004 (UNAUDITED)

               Electric Utilities                              3%
               Pharmaceuticals                                 3%
               Construction Materials                          3%
               Diversified Telecommunication Services          6%
               Chemicals                                       6%
               Diversified Financial Services                  6%
               Food Products                                   9%
               Real Estate                                     9%
               Oil & Gas                                      15%
               Commercial Banks                               15%

Percentages are based upon net assets.

                               CULLEN FUNDS TRUST

HOW TO OBTAIN A COPY OF THE FUNDS PROXY VOTING POLICY AND PROXY VOTING RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

QUARTERLY FILINGS ON FORM N-Q

Beginning with the quarter ending September 30, 2004 the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' N-Q will also be available upon request by calling 1-877-485-8586.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                             REGISTERED INDEPENDENT
                             PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                         Sidley Austin Brown & Wood LLP
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a)  (1) Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Cullen Funds Trust
                   --------------------------------------

     By (Signature and Title)  /s/ James P. Cullen
                               --------------------------
                               James P. Cullen, President

     Date      3/8/05
           -------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/ James P. Cullen
                                --------------------------
                                James P. Cullen, President

     Date      3/8/05
           --------------

     By (Signature and Title)   /s/ Brenda S. Pons
                                --------------------------
                                Brenda S. Pons, Treasurer

     Date      3/8/05
           ---------------